Other information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental cash flow information

Year ended December 31,	2023	2022
Cash paid during the year for:
Interest	$33,498	$24,084
Income taxes	1,370	—
Cash received during the year for:
Interest	446	177
Non-cash transactions:
Addition of property, plant and equipment by means of finance leases	28,159	8,931
Addition of property, plant and equipment by means of finance leases assumed through acquisition	30,516	—
Increase in assets held for sale, offset by property, plant and equipment	10,927	4,276
Non-cash working capital exclusions:
Net increase in accounts receivable related to realized gain on derivative financial instruments	4,015	—
Net decrease (increase) in accounts payable and accrued liabilities related to loans from affiliates and joint ventures	2,113	(13,500)
Net decrease in accrued liabilities related to conversion of bonus compensation to deferred stock units	—	639
Net increase in accrued liabilities related to the current portion of deferred stock unit liability	—	(5,099)
Net increase in accrued liabilities related to the current portion of contingent consideration	(7,342)	—
Net increase in accrued liabilities related to taxes payable	367	(362)
Net increase in accrued liabilities related to dividend payable	(576)	(961)
Net increase in accrued liabilities related to deferred consideration for acquisition of MacKellar	(13,439)	—
Net increase in accrued liabilities related to deferred consideration for acquisition of ML Northern	—	(5,002)
Non-cash working capital transactions related to acquisitions (note 21)
Increase in accounts receivable	65,033	4,068
Increase in contract assets	713	—
Increase in inventory	12,155	—
Increase in prepaid expenses	2,187	30
Increase in accounts payable	(45,829)	(48)
Increase in accrued liabilities	(22,464)	(599)
Non-cash working capital movement from change in foreign exchange rates
Increase in accounts receivable	2,073	—
Increase in contract assets	23	—
Increase in inventory	387	—
Increase in prepaid expenses	70	—
Increase in accounts payable	(1,727)	—
Increase in accrued liabilities	(828)	—

Schedule of cash provided by (used in) non-cash working capital
The table below represents the cash provided by (used in) non-cash working capital:

Year ended December 31,	2023	2022
Operating activities:
Accounts receivable	$57,077	$(10,956)
Contract assets	(18,489)	(6,043)
Inventories	(2,522)	(5,354)
Contract costs	—	2,673
Prepaid expenses and deposits	6,379	(3,453)
Accounts payable	9,585	12,750
Accrued liabilities	372	(989)
Contract liabilities	(1,352)	(1,938)
	$51,050	$(13,310)